CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 62,059	$ 96,648
Restricted cash and short-term deposits	42,756	31,330
Other current assets	26,597	34,520
Current portion of net investment in leased vessel	2,152
Amount due from related parties	2,273	0
Inventories	3,586	2,031
Total Current Assets	139,423	164,529
Non-current Assets
Restricted cash	135,460	141,114
Investment in affiliate	200,861	206,180
Vessels and equipment, net	1,400,141	1,535,757
Vessel under capital lease, net	111,573
Vessel under capital lease, net		114,711
Net investment in leased vessel	113,074
Intangible assets, net	55,389	60,369
Other non-current assets	4,143	18,157
Total Assets	2,160,064	2,240,817
Current Liabilities
Current portion of long-term debt and short-term debt	225,056	75,451
Current portion of obligation under capital lease	1,729
Current portion of obligation under capital lease		1,564
Amount due to related parties	0	1,237
Other current liabilities	75,277	57,855
Total Current Liabilities	302,062	136,107
Non-current Liabilities
Long-term debt	1,032,171	1,196,899
Obligation under capital lease	116,648
Obligation under capital lease		118,119
Other non-current liabilities	31,420	30,175
Total Liabilities	1,482,301	1,481,300
Partners' capital:
Common unitholders	413,525	495,576
Preferred unitholders	132,991	132,991
General partner interest	49,356	51,048
Total Partners' capital	595,872	679,615
Non-controlling interests	81,891	79,902
Total Equity	677,763	759,517
Total Liabilities and Equity	$ 2,160,064	$ 2,240,817